Revenues - Summary of Detailed Information about Revenue Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue, gross	¥ 160,916	¥ 37,206
Incentive to end-users	(143,142)	(31,374)
Revenue, net	17,774	5,832
Online EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue, gross	153,246	36,498
Revenues	153,246	36,498
Offline EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue, gross	7,060	565
Revenues	7,060	565
Non-Charging Solutions and Other Services
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue, gross	610	143
Revenues	¥ 610	¥ 143